Note 4 - Securities Available for Sale - Securities in a Continuous Unrealized Loss Position (Details) $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Less Than Twelve Months # of Investments	4	4
Less Than Twelve Months Fair Value	$ 12,143	$ 4,558
Less Than Twelve Months Unrealized Losses	$ (65)	$ (12)
Twelve Months or More # of Investments	5	27
Twelve Months or More Fair Value	$ 20,637	$ 74,893
Twelve Months or More Unrealized Losses	(56)	(1,511)
Total Fair Value	32,780	79,451
Total Unrealized Losses	$ (121)	$ (1,523)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association Certificates and Obligations (FNMA) [Member]
Less Than Twelve Months # of Investments	4	0
Less Than Twelve Months Fair Value	$ 12,143	$ 0
Less Than Twelve Months Unrealized Losses	$ (65)	$ 0
Twelve Months or More # of Investments	0	1
Twelve Months or More Fair Value	$ 0	$ 190
Twelve Months or More Unrealized Losses	0	(9)
Total Fair Value	12,143	190
Total Unrealized Losses	$ (65)	$ (9)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member]
Less Than Twelve Months # of Investments		1
Less Than Twelve Months Fair Value		$ 4,060
Less Than Twelve Months Unrealized Losses		$ (10)
Twelve Months or More # of Investments		0
Twelve Months or More Fair Value		$ 0
Twelve Months or More Unrealized Losses		0
Total Fair Value		4,060
Total Unrealized Losses		$ (10)
Other Marketable Securities [Member] | US Government Agencies Debt Securities [Member]
Less Than Twelve Months # of Investments	0	0
Less Than Twelve Months Fair Value	$ 0	$ 0
Less Than Twelve Months Unrealized Losses	$ 0	$ 0
Twelve Months or More # of Investments	4	14
Twelve Months or More Fair Value	$ 19,972	$ 68,735
Twelve Months or More Unrealized Losses	(21)	(1,236)
Total Fair Value	19,972	68,735
Total Unrealized Losses	$ (21)	$ (1,236)
Other Marketable Securities [Member] | Preferred Stock [Member]
Less Than Twelve Months # of Investments	0	0
Less Than Twelve Months Fair Value	$ 0	$ 0
Less Than Twelve Months Unrealized Losses	$ 0	$ 0
Twelve Months or More # of Investments	1	1
Twelve Months or More Fair Value	$ 665	$ 560
Twelve Months or More Unrealized Losses	(35)	(140)
Total Fair Value	665	560
Total Unrealized Losses	$ (35)	$ (140)
Other Marketable Securities [Member] | US States and Political Subdivisions Debt Securities [Member]
Less Than Twelve Months # of Investments		3
Less Than Twelve Months Fair Value		$ 498
Less Than Twelve Months Unrealized Losses		$ (2)
Twelve Months or More # of Investments		8
Twelve Months or More Fair Value		$ 1,467
Twelve Months or More Unrealized Losses		(8)
Total Fair Value		1,965
Total Unrealized Losses		$ (10)
Other Marketable Securities [Member] | Corporate Debt Securities [Member]
Less Than Twelve Months # of Investments		0
Less Than Twelve Months Fair Value		$ 0
Less Than Twelve Months Unrealized Losses		$ 0
Twelve Months or More # of Investments		1
Twelve Months or More Fair Value		$ 172
Twelve Months or More Unrealized Losses		(1)
Total Fair Value		172
Total Unrealized Losses		$ (1)
Collateralized Mortgage Obligations [Member] | Federal National Mortgage Association Certificates and Obligations (FNMA) [Member]
Less Than Twelve Months # of Investments		0
Less Than Twelve Months Fair Value		$ 0
Less Than Twelve Months Unrealized Losses		$ 0
Twelve Months or More # of Investments		2
Twelve Months or More Fair Value		$ 3,769
Twelve Months or More Unrealized Losses		(117)
Total Fair Value		3,769
Total Unrealized Losses		$ (117)